1933 Act File No.	2-10415
1940 Act File No.	811-1

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	138

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	78

FEDERATED GLOBAL ALLOCATION FUND

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on	June 29, 2016	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on		pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on		pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 137 Filed on April 13, 2016 in their entirety.

Item 28. Exhibits

(a)
1	Conformed copy of Articles of Amendment to the Articles of Incorporation and Articles Supplementary, to the Articles of Incorporation of the Registrant	(25)
2	Conformed Copy of Declaration of Trust of the Registrant;	(33)
3	Conformed Copy of Amendments 1, 2 and 3	(37)
4	Conformed Copy of Amendment 4 to the Declaration of Trust	(41)
5	Conformed Copy of Amendment 5 to the Declaration of Trust	(+)

(b)
1	Copy of Bylaws of the Registration as amended;	(14)
2	Amendment No. 13, 14 and 15	(19)
3	Amendment No. 16	(22)
4	Amendment No. 17	(24)
5	Amendment No. 18	(25)
6	Amendment No. 19	(26)
7	Amendment No. 20	(28)
8	Copy of By-Laws of the Registrant;	(33)
9	Amendment No. 1	(42)

(c)
1	Copy of Specimen Certificate for Shares of Capital Stock and Specimen Certificate for Shares of Capital Stock (Class B Shares)of the Registrant;	(15)
2	Copy of Specimen Certificate for Shares of Capital Stock (Class C Shares) of the Registrant;	(16)
3	As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)
1	Conformed copy of Investment Advisory Contract of the Registrant;	(13)
2	Conformed Copy of the Amendment to the Investment Advisory Contract of the Registrant;	(21)
3	Conformed copy of Assignment of Investment Advisory Contract and Sub-Advisory Agreement of the Registrant;	(24)
4	Conformed copy of Investment Advisory Contract of the Registrant;	(30)
5	Conformed copy of Sub-Advisory Agreement of the Registrant;	(30)
6	Conformed copy of Sub-Advisory Agreement of the Registrant;	(30)
7	Conformed Copy of Investment Advisory Contract, Sub-Advisory Contract between the Registrant and Federated Equity Management Company of Pennsylvania and Sub-Advisory Contract between the Registrant and Federated Investment Management Company of the Registrant;	(33)

(e)
1	Conformed copy of Distributor’s Contract including Exhibit A of the Registrant;	(12)
2	Conformed copy of Exhibit B to the Distributor’s Contract of the Registrant;	(15)
3	Conformed Copy of Distributor’s Contract and Exhibit 1 to the Distributor’s Contract of the Registrant;	(18)
4	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269)
5	Conformed Copy of Amendment dated June 01, 2001 to the Distributor’s Contract of the Registrant;	(21)
6	Conformed copy of Exhibit B and C to the Distributor’s Contract of the Registrant;	(23)
7	Conformed copy of Amendment dated October 01, 2003 to the Distributor’s contract of the Registrant;	(24)
8	Conformed copy of Distributor’s Contract including Exhibit A, Exhibit B and Exhibit C of the Registrant;	(33)
9	Conformed copy of Schedule A to Distributor’s Contract of the Registrant;	(34)
10	Conformed copy of Exhibit D to the Distributor’s Contract	(36)
11	Conformed copy of Schedule A to the Distributor’s Contract (Revised 11/18/11)	(38)
12	Copy of Schedule A to the Distributor’s Contract	(40)

(f)	Not applicable

(g)
1	Conformed copy of Custodian Agreement of the Registrant;	(13)
2	Conformed copy of Custodian Fee Schedule;	(17)
3	Conformed copy of Amendment to Custodian Agreement of the Registrant;	(18)
4	Conformed copy of Amendments 4 & 5 to the Custody Agreement;	(39)
5	Copy of Exhibit 1 to the Custody Agreement	(40)

(h)
1	Conformed copy of Amended and Restated Shareholder Services Agreement;	(17)
2	Conformed copy of Principal Shareholder Servicer’s Agreement (Class B Shares);	(18)
3	Conformed copy of Shareholder Services Agreement (Class B Shares);	(18)
4	The responses described in Item 23€(iv) are hereby incorporated by reference.
5	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Shareholder Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (Files Nos. 33-48847 and 811-07021);
6	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
7	The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Transfer Agency Services, Administrative Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387).
8	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843.
9	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A, revised 6/30/04, from Item 23(h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843.
10	The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix) of the Federated Total Return government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309).
11	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1. 2005 from Item 23(h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
12	The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);
13	Conformed copy of the Financial Administration and Accounting Services Agreement;	(30)
14	Conformed copy of Schedule 1 to the Second Amended & Restated Services Agreement;	(34)
15	Conformed copy of Schedule A to the Principal Shareholder Servicer’s Agreement (Class B Shares);	(34)
16	Conformed copy of Schedule A to the Amended and Restated Shareholder Services Agreement of the Registrant;	(34)
17	Conformed copy of Amendment dated January 1, 2008 to the Transfer Agency and Service Agreement dated July 1, 2004 of the Registrant;	(34)
18	Conformed copy of Schedule A to the Transfer Agency and Service Agreement of the Registrant;	(34)
19	Copy of Exhibit 1 to Agreement for Administrative Services;	(37)
20	Conformed copy of Schedule A to the Transfer Agency and Service Agreement of the Registrant (Revised 12/2/11);	(38)
21	Conformed copy of Exhibit 1 of the Agreement for Administrative Services (Revised 12/2/11);	(38)
22	Conformed copy of Schedule A to the Principal Shareholder Servicer’s Agreement (Class B Shares)(Revised 11/18/11);	(38)
23	Conformed copy of Schedule A of the Shareholder Services Agreement (Revised 11/18/11);	(38)
24	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement (Revised 12/2/11);	(38)
25	Conformed copy Financial Administration and Accounting Services Agreement;	(38)
26	Amended and Restated Agreement for Administrative Services dated 9/1/2012;	(39)
27	Conformed copy of first Amendment to the Amended and Restated Agreement for Administrative Services;	(41)
28	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement (Revised 9/1/14);	(42)
29	Conformed copy of Amendment dated January 1, 2012 to Transfer Agency and Service Agreement of the Registrant;	(42)
30	Conformed copy of Amendment to Financial Administration and Accounting Services Agreement dated March 1, 2015;	(43)

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered	(9)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm;	(44)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding

(m)
1	Copy of Distribution Plan of the Registrant dated February 12, 2004, Exhibit A and Exhibit B;	(25)
2	Conformed copy of Exhibit 1 Amendment to Distribution Plan of the Registrant (Class B Shares);	(18)
3	The responses described in Item 23€(iv) are hereby incorporated by reference
4	Copy of Distribution Plan of Registrant dated May 16, 2008, Exhibit A, Exhibit B and Exhibit C to the Distribution Plan of the Registrant;	(33)
5	Conformed copy of Schedule A to the Distribution Plan (Class B Shares)	(34)
6	Conformed copy of Schedule A to the Distribution Plan (Class B Shares)- Revised 11/18/11.	(38)
7	Copy of Schedule A to the Distribution Plan (Class B Shares)	(40)

(n)
1	The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)	(12)
2	Copy of the Class A, B and C Shares Exhibit to the Multiple Class Plan	(30)
3	Copy of the Class A, B, C and K Shares Exhibit to the Multiple Class Plan	(33)
4	Copy of the Institutional Shares Exhibit to the Multiple Class Plan	(36)
5	Copy of the Institutional Service Shares Exhibit to the Multiple Class Plan	(36)
6	Copy of the Class A, B, C, R and Institutional Shares Exhibits to the Multiple Class Plan	(38)
7	Copy of the Class R Exhibit to th Multiple Class Plan	(41)
8	Copy of the Class A, C, R and Institutional Shares Exhibits to the Multiple Class Plan	(42)
9	Copy of the Class A Shares, Class B Shares, and Class C Shares Exhibits to the Multiple Class Plan dated 12/31/15 and Copy of the Institutional/Wealth Shares Exhibit to the Multiple Class Plan dated 12/1/15	(43)
10	Copy of the R6 and Institutional/Wealth Shares Exhibits to the Multiple Class Plan dated 4/7/16 and 2/8/16, respectively	(44)

(o)
1	Conformed copy of Power of Attorney of the Registrant;	(22)
2	Conformed copy of Limited Power of Attorney of the Registrant;	(16)
3	Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant;	(22)
4	Conformed copy of Power of Attorney of Treasurer of the Registrant;	(19)
5	Conformed copy of Power of Attorney of Treasurer of the Registrant;	(26)
6	Conformed copy of Power of Attorney of a Director;	(26)
7	Conformed copy of Power of Attorney of a Director;	(27)
8	Conformed copy of Power of Attorney of a Director;	(27)
9	Conformed copy of Power of Attorney of a Director;	(31)
10	Conformed copy of Power of Attorney Consent of Trustees and Power of Attorney of Full Board of Trustees of the Registrant;	(33)
11	Conformed copy of Power of Attorney of M. Lally-Green	(35)
12	Conformed copy of Power of Attorney of Treasurer of the Registrant	(41)
13	Conformed copy of Power of Attorney of a Trustee	(41)
14	Conformed copy of Power of Attorney of a Trustee	(41)
15	Conformed copy of Power of Attorney of G. Thomas Hough	(43)
16	Conformed copy of Power of Attorney of John B. Fisher	(+)

(p)
1	Items 23 (p) (i) and (ii) superseded by Item 23 (p) 4
2	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Person, effective 1/1/2005, as revised 1/26/2005 and 8/19/2005;	(32)
3	Copy of Federated Investors, Inc. Code of Ethics for Access Persons effective 10/01/08	(35)
4	Copy of Federated Investors, Inc. Code of Ethics for Access Persons effective 9/01/10	(37)
5	Copy of Federated Investors, Inc. Code of Ethics for Access Persons effective 9/30/12	(41)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 2-10415 and 811-1)
9	PEA No. 52 filed on February 27, 1981.
12	PEA No. 83 filed on December 28, 1993.
13	PEA No. 85 filed on December 29, 1994.
14	PEA No. 87 filed on December 27, 1995
15	PEA No. 88 filed on July 1, 1996
16	PEA No. 91 filed on December 23, 1996
17	PEA No. 94 filed on October 31, 1997
18	PEA No. 96 filed on December 29, 1997
19	PEA No. 98 filed on December 30, 1998
20	PEA No. 101 filed on December 28, 2000
21	PEA No. 102 filed on December 26, 2001
22	PEA No. 103 filed on December 30, 2002
23	PEA No. 105 filed on April 01, 2003
24	PEA No. 106 filed on January 23, 2004
25	PEA No. 107 filed on November 12, 2004
26	PEA No. 109 filed on January 30, 2006
27	PEA No. 110 filed on November 15, 2006
28	PEA No. 111 filed on January 24, 2007
29	PEA No. 112 filed on January 26, 2007
30	PEA No. 113 filed on November 19, 2007
31	PEA No. 114 filed on January 28, 2008
32	PEA No. 115 filed on May 21, 2008
33	PEA No. 118 filed on September 5, 2008
34	PEA No 119 filed on January 29, 2009
35	PEA No. 122 filed on December 1, 2009
36	PEA No. 123 filed on January 28, 2010
37	PEA No. 124 filed on January 31, 2011
38	PEA No. 126 filed on January 25, 2012
39	PEA No. 128 filed on November 20, 2012
40	PEA No. 129 filed on January 25, 2013
41	PEA No. 131 filed on January 28, 2014
42	PEA No. 133 filed on January 28, 2015
43	PEA No. 135 filed on January 28, 2016
44	PEA No. 137 filed on April 13, 2016

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30 Indemnification
(1)

Item 31 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and three of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.) and John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779. The business addresses of the Officers of the Investment Adviser are: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779; 101 Park Avenue, 41st Floor, New York, NY 10178; and 400 Meridian Centre, Suite 200, Rochester, NY 14618. Some of these individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice President	Stephen F. Auth
Senior Vice Presidents:	James Gordon Stephen K. Gutch Audrey Kaplan Anne M. Kruczek Philip J. Orlando Leonardo A. Vila Hans Utsch
Vice Presidents:

Mark S. Bauknight

Thomas M. Brakel

G. Andrew Bonnewell

Daniel Burnside

Lawrence C. Creatura

John S. Ettinger

Steven Friedman

Timothy Goodger

Marc Halperin

Matthen P. Kaufler

Barbara E. Miller

Geoffrey Pazzanese

William Pribanic

Paul W. Spindler

Richard A Winkowski, Jr.

Assistant Vice Presidents:	Steven A. Chiavarone Charles Curran Mary Anne DeJohn Martin A. Jarzebowski Keith Michaud Anastacio U. Teodoro
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Cash Trust Series II
Federated Adjustable Rate Securities Fund
Federated Core Trust
Federated Core Trust II, L.P.
Federated Core Trust III
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated GNMA Trust
Federated Global Allocation Fund
Federated Government Income Securities, Inc.
Federated Government Income Trust
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Pool Series
Federated MDT Series
Federated MDT Stock Trust
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher	Vice President
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Thomas E. Territ
Vice President and Director:	Peter J. Germain
Director:	Denis McAuley III

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Michael Bappert Peter W. Eisenbrandt Solon A. Person, IV Colin B. Starks Paul Uhlman
Senior Vice Presidents:

Irving Anderson

Jack Bohnet

Bryan Burke

Scott J. Charlton

Charles L. Davis

Michael T. diMarsico

Theodore Fadool, Jr.

James Getz

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

James M. Heaton

Donald Jacobson

Harry J. Kennedy

Michael Koenig

Anne H. Kruczek

Jane E. Lambesis

Michael Liss

Diane Marzula

Amy Michaliszyn

Richard C. Mihm

Vincent T. Morrow

Alec H. Neilly

Becky Nelson

Keith Nixon

Brian S. Ronayne

Tom Schinabeck

John Staley

Robert F. Tousignant

Jerome R. Tuskan

William C. Tustin

Michael Wolff

Paul Zuber

Vice Presidents:

Catherine M. Applegate

Robert W. Bauman

Marc Benacci

Christopher D. Berg

Dan Berry

Bill Boarts

Edward R. Bozek

Edwin J. Brooks, III

Thomas R. Brown

Mark Carroll

Dan Casey

Steven R. Cohen

James Conely

Stephen J. Costlow

Mary Ellen Coyne

Kevin J. Crenny

Stephen P. Cronin

Jack C. Ebenreiter

Timothy Franklin

Peter Germain

David D.Gregoire

Scott Gundersen

Michael L. Guzzi

Raymond J. Hanley

Scott A. Holick

Robert Hurbanek

Jeffrey S. Jones

Todd Jones

Scott D. Kavanagh

Patrick Kelly

Nicholas R. Kemerer

Shawn E. Knudson

Ed Koontz

Crystal C. Kwok

Jerry L. Landrum

Hans W. Lange, Jr.

Joseph R. Lantz

David M. Larrick

John P. Lieker

Jonathan Lipinski

Paul J. Magan

Margaret M. Magrish

Michael R. Manning

Meghan McAndrew

Martin J. McCaffrey

Brian McInis

Kyle Morgan

John C. Mosko

Doris T. Muller

Ted Noethling

John A. O’Neill

James E. Ostrowski

Stephen Otto

Mark Patsy

Rich Paulson

Marcus Persichetti

Chris Prado

Sean Quirk

Josh Rasmussen

Richard A. Recker

Diane M. Robinson

Timothy A. Rosewicz

Matt Ryan

Eduardo G. Sanchez

Peter Siconolfi

Biran J. Sliney

Justin Slomkowski

Bradley Smith

Edward L. Smith

John R. Stanley

Mark Strubel

Jonathen Sullivan

Christie Teachman

Cynthia M. Tomczak

Michael Vahl

David Wasik

G. Walter Whalen

Stephen White

Lewis Williams

Theodore Williams

Littell L. Wilson

Edward J. Wojnarowski

Daniel Wroble

Erik Zettlemayer

Assistant Vice Presidents:	Debbie Adams-Marshall Kenneth C. Baber Raisa E. Barkaloff Chris Jackson Jaimie A. Kosanovich Stephen R. Massey Carol McEvoy McCool John K. Murray Carol Anne Sheppard Laura Vickerman James Wagner
Secretary:	Kary A. Moore
Assistant Secretary:	Edward C. Bartley
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Federated Investors Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at above address)
Federated Services Company (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Global Investment Management Corp. (“Adviser”)	101 Park Avenue 41st Floor New York, NY 10178
Federated Investment Management Company (“Sub-Advisers”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600

Item 34 Management Services: Not applicable.

Item 35 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED GLOBAL ALLOCATION FUND has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of June 2016.

FEDERATED GLOBAL ALLOCATION FUND
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera Assistant Secretary	Attorney In Fact For the Persons Listed Below	June 23, 2016
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John B. Fisher*	Trustee
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney